UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:06/30/2002

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):[_]    is a restatement.
                                 [_]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        St. Johns Investment Management Co.
Address:     1301 Riverplace Blvd. Suite 2530
             Jacksonville, FL 32207


Form 13F File Number: 28-0001157618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John L. Allen
Title: President
Phone: 904-399-0662

Signature, Place, and Date of Signing:

/s/ John L. Allen 	                Jacksonville, FL          07/22/02

[Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number:     28-0001157618

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:          134294




List of Other Included Managers:  None


                                         TITLE OF                   VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER                       CLASS            --CUSIP-- (X$1000) PRN AMT  PRN  CALL  DSCRETN  MGRS   SOLE  SHARED NONE
D   FLEXTRONICS INTERNATIONAL LTD        ADR              Y2537F102      869   121882 SH         SOLE            43010         78872
D   AFLAC INC                            COM              001055102      358    11200 SH         SOLE            11200             0
D   AFFILIATED COMPUTER SERVICES INC     COM              008190100     1262    26580 SH         SOLE            12305         14275
D   ALLIANCE CAPITAL MGMT HOLDING LP     UNIT LTD PRTN    01855A101      651    19020 SH         SOLE            10020          9000
D   ALLTEL CORP                          COM              020039103      397     8455 SH         SOLE              355          8100
D   AMERICAN INTERNATIONAL GROUP         COM              026874107     5244    76862 SH         SOLE            20446         56416
D   AMGEN INC                            COM              031162100     3410    81413 SH         SOLE            24080         57333
D   AUTOMATIC DATA PROCESSING            COM              053015103      444    10200 SH         SOLE             1100          9100
D   BANK OF AMERICA CORP                 COM              060505104     3968    56392 SH         SOLE            19545         36847
D   BARR LABORATORIES INC                COM              068306109     1713    26970 SH         SOLE             9920         17050
D   BARRA INC                            COM              068313105      283     7600 SH         SOLE             4200          3400
D   BED BATH & BEYOND INC                COM              075896100      653    17314 SH         SOLE            17314             0
D   BELLSOUTH CORP                       COM              079860102      318    10086 SH         SOLE             3792          6294
D   BIOVAIL CORP                         COM              09067J109      650    22460 SH         SOLE            14060          8400
D   BRISTOL-MYERS SQUIBB CO              COM              110122108     1235    48053 SH         SOLE             9929         38124
D   CALDOR CORP                          COM              128787108        0    10000 SH         SOLE                0         10000
D   CAPITAL ONE FINANCIAL CORP           COM              14040H105     2024    33160 SH         SOLE            15760         17400
D   CARDINAL HEALTH INC                  COM              14149Y108     2918    47512 SH         SOLE            11862         35650
D   CHEVRONTEXACO CORP                   COM              166764100     3984    45014 SH         SOLE             7869         37145
D   CISCO SYSTEMS INC                    COM              17275R102     2038   146065 SH         SOLE            41359        104706
D   CITIGROUP INC                        COM              172967101     4901   126487 SH         SOLE            35361         91126
D   COCA-COLA CO/THE                     COM              191216100     1280    22854 SH         SOLE             3030         19824
D   COLGATE-PALMOLIVE CO                 COM              194162103      522    10422 SH         SOLE             9755           667
D   CONCORD EFS INC                      COM              206197105     1979    65650 SH         SOLE            28025         37625
D   CONSECO INC                          COM              208464107       25    12600 SH         SOLE             7000          5600
D   CONSTELLATION BRANDS INC             COM              21036P108     2180    68140 SH         SOLE            29020         39120
D   DOW CHEMICAL CO/THE                  COM              260543103      418    12150 SH         SOLE              200         11950
D   DUKE ENERGY CORP                     COM              264399106     2649    85188 SH         SOLE            17810         67378
D   EMC CORP/MASSACHUSETTS               COM              268648102      880   116592 SH         SOLE            33855         82737
D   EXXON MOBIL CORP                     COM              30231G102     6492   158648 SH         SOLE            42272        116376
D   FEDERAL NATIONAL MORTGAGE ASSOC      COM              313586109      741    10041 SH         SOLE             1074          8967
D   FLEETBOSTON FINANCIAL CORP           COM              339030108     2858    88341 SH         SOLE            16906         71435
D   FLORIDA BANKS INC                    COM              340560101      185    22450 SH         SOLE              500         21950
D   GENERAL ELECTRIC CO                  COM              369604103     5087   175116 SH         SOLE            58337        116779
D   HALLIBURTON CO                       COM              406216101      705    44255 SH         SOLE            10130         34125
D   HEWLETT-PACKARD CO                   COM              428236103      277    18158 SH         SOLE             7858         10300
D   HOME DEPOT INC                       COM              437076102     4638   126284 SH         SOLE            35709         90575
D   HONEYWELL INTERNATIONAL INC          COM              438516106     2451    69570 SH         SOLE            14000         55570
D   IMS HEALTH INC                       COM              449934108     1530    85235 SH         SOLE            26090         59145
D   INTEL CORP                           COM              458140100     3009   164699 SH         SOLE            52446        112253
D   INTL BUSINESS MACHINES CORP          COM              459200101     2294    31864 SH         SOLE             6018         25846
D   ISHARES RUSSELL 2000 VALUE INDEX     RUSSELL 2000 INDX464287630      591     4350 SH         SOLE             1150          3200
D   ISHARES S&P SMALLCAP 600 INDEX FUND  S&P 600 INDEX    464287804      438     3825 SH         SOLE             1700          2125
D   JEFFERSON-PILOT CORP                 COM              475070108     3403    72398 SH         SOLE            15886         56512
D   JOHNSON & JOHNSON                    COM              478160104     2270    43442 SH         SOLE             9794         33648
D   JOHNSON CONTROLS INC                 COM              478366107     1013    12415 SH         SOLE             6095          6320
D   JONES APPAREL GROUP INC              COM              480074103     2379    63430 SH         SOLE            18605         44825
D   L-3 COMMUNICATIONS HOLDINGS INC      COM              502424104     1343    24870 SH         SOLE            10290         14580
D   LAB  CORP OF AMERICA                 COM              50540R409      426     9340 SH         SOLE             7540          1800
D   MBNA CORP                            COM              55262L100      251     7600 SH         SOLE             4800          2800
D   MEDTRONIC INC                        COM              585055106      246     5735 SH         SOLE             4730          1005
D   MERCK & CO INC                       COM              589331107      560    11050 SH         SOLE             3900          7150
D   MICROSOFT CORP                       COM              594918104      629    11504 SH         SOLE             5765          5739
D   MIDCAP SPDR TRUST SERIES 1           UNIT SER 1       595635103     6721    75055 SH         SOLE            23860         51195
D   MOHAWK INDUSTRIES INC                COM              608190104     1218    19790 SH         SOLE             8690         11100
D   MORGAN STANLEY                       COM              617446448      375     8702 SH         SOLE              300          8402
D   MOTOROLA INC                         COM              620076109      750    51418 SH         SOLE            13630         37788
D   NOKIA OYJ                            SPONSORED ADR    654902204     1236    85328 SH         SOLE            26600         58728
D   ORACLE CORP                          COM              68389X105      683    72175 SH         SOLE            31091         41084
D   PEPSICO INC                          COM              713448108     3503    72666 SH         SOLE            12299         60367
D   PFIZER INC                           COM              717081103     4439   126833 SH         SOLE            38756         88077
D   PRAXAIR INC                          COM              74005P104     2519    44219 SH         SOLE             6750         37469
D   PROCTER & GAMBLE CO                  COM              742718109     3569    39961 SH         SOLE             6058         33903
D   SBC COMMUNICATIONS INC               COM              78387G103     3310   108530 SH         SOLE            26465         82065
D   SPDR TRUST SERIES 1                  UNIT SER 1       78462F103     3245    32793 SH         SOLE            20161         12632
D   SAFEWAY INC                          COM              786514208      531    18200 SH         SOLE             8900          9300
D   SARA LEE CORP                        COM              803111103      338    16380 SH         SOLE            16380             0
D   SCHLUMBERGER LTD                     COM              806857108      823    17700 SH         SOLE            10375          7325
D   SUN MICROSYSTEMS INC                 COM              866810104      695   138820 SH         SOLE            48190         90630
D   SUNGARD DATA SYSTEMS INC             COM              867363103      270    10200 SH         SOLE              300          9900
D   SUNTRUST BANKS INC                   COM              867914103      254     3752 SH         SOLE             3042           710
D   SUREQUEST SYSTEMS INC                COM              868663105        5    70000 SH         SOLE                0         70000
D   SYNCOR INTERNATIONAL CORP-DEL        COM              87157J106      494    15680 SH         SOLE            10130          5550
D   TARGET CORP                          COM              87612E106     5447   142965 SH         SOLE            34040        108925
D   TEXAS INSTRUMENTS INC                COM              882508104     1816    76621 SH         SOLE            21321         55300
D   TYCO INTERNATIONAL LTD               COM              902124106      146    10800 SH         SOLE             1500          9300
D   US ONCOLOGY INC                      COM              90338W103       83    10000 SH         SOLE                0         10000
D   VERIZON COMMUNICATIONS INC           COM              92343V104      520    12948 SH         SOLE             1284         11664
D   VIKING CAPITAL GROUP                 COM              92676E208        2    19500 SH         SOLE                0         19500
D   WACHOVIA CORP                        COM              929903102      229     6005 SH         SOLE             4605          1400
S   REPORT SUMMARY                       80 DATA RECORDS            134294   00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED